Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	HUNTINGTON FUNDS
Central Index Key	0000810695
Amendment Flag	false
Document Creation Date	Sep 28, 2012
Document Effective Date	Sep 28, 2012
Prospectus Date	May 1, 2012

THE HUNTINGTON FUNDS

HUNTINGTON DIVIDEND CAPTURE FUND

SUPPLEMENT DATED SEPTEMBER 27, 2012 TO THE HUNTINGTON FUNDS

RETAIL PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF SEPTEMBER 28, 2012, PLEASE REPLACE THE FEES AND

EXPENSES TABLE IN THE HUNTINGTON DIVIDEND CAPTURE FUND'S

PROSPECTUS ON PAGE 23 WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charges" section at page 208 of this prospectus and "Other Purchase Information – Sales Charge Reduction/Waivers (Class A Shares)" at page 78 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	0.61%	0.61%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.38%	1.63%
Fee Waivers and/or Expense Reimbursements(1)	(0.48)%	(0.48)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	1.15%

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.90% and 1.15% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2015, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$94	$344	$665	$1,575
Class A Shares	$589	$877	$1,234	$2,240

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	hf1_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON DIVIDEND CAPTURE FUND

SUPPLEMENT DATED SEPTEMBER 27, 2012 TO THE HUNTINGTON FUNDS

RETAIL PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF SEPTEMBER 28, 2012, PLEASE REPLACE THE FEES AND

EXPENSES TABLE IN THE HUNTINGTON DIVIDEND CAPTURE FUND'S

PROSPECTUS ON PAGE 23 WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charges" section at page 208 of this prospectus and "Other Purchase Information – Sales Charge Reduction/Waivers (Class A Shares)" at page 78 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	0.61%	0.61%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.38%	1.63%
Fee Waivers and/or Expense Reimbursements(1)	(0.48)%	(0.48)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	1.15%

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.90% and 1.15% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2015, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$94	$344	$665	$1,575
Class A Shares	$589	$877	$1,234	$2,240

Huntington Dividend Capture Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf1_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON DIVIDEND CAPTURE FUND

SUPPLEMENT DATED SEPTEMBER 27, 2012 TO THE HUNTINGTON FUNDS

RETAIL PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF SEPTEMBER 28, 2012, PLEASE REPLACE THE FEES AND

EXPENSES TABLE IN THE HUNTINGTON DIVIDEND CAPTURE FUND'S

PROSPECTUS ON PAGE 23 WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charges" section at page 208 of this prospectus and "Other Purchase Information – Sales Charge Reduction/Waivers (Class A Shares)" at page 78 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	0.61%	0.61%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.38%	1.63%
Fee Waivers and/or Expense Reimbursements(1)	(0.48)%	(0.48)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	1.15%

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.90% and 1.15% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2015, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$94	$344	$665	$1,575
Class A Shares	$589	$877	$1,234	$2,240

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charges" section at page 208 of this prospectus and "Other Purchase Information - Sales Charge Reduction/Waivers (Class A Shares)" at page 78 of the Fund's statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charges" section at page 208 of this prospectus and "Other Purchase Information - Sales Charge Reduction/Waivers (Class A Shares)" at page 78 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Huntington Dividend Capture Fund | Trust Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including shareholder services fee)	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	344
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,575
Huntington Dividend Capture Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including shareholder services fee)	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	589
3 Years	rr_ExpenseExampleYear03	877
5 Years	rr_ExpenseExampleYear05	1,234
10 Years	rr_ExpenseExampleYear10	2,240

[1]	The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.90% and 1.15% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2015, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2012